ORGANIZATION AND DESCRIPTION OF BUSINESS (Details) - USD ($)	3 Months Ended						9 Months Ended		12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Details
Net Income (Loss)	$ 110,968	$ 132,174	$ (68,288)	$ 107,193	$ 139,119	$ 116,071	$ 174,854	$ 362,383	$ 464,343	$ 560,789
Total stockholders' deficit	2,503,509	$ 2,400,166	$ 2,271,137	2,247,804	$ 2,172,681	$ 2,078,477	2,503,509	2,247,804	2,342,570	1,978,281	$ 1,583,916
LOSS FROM OPERATIONS	$ 94,659			$ 92,824			$ 303,011	$ 321,456	$ 408,389	$ 509,546